COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash deposit	$ 76,586
Average exchange rate	$ 6.7473	$ 6.9074
Director [Member] | Mr. Yang Wang [Member]
Sales commissions	$ 502,352
Website Platform Maintenance Agreement [Member]
Monthly maintenance services	$ 22,231
Average exchange rate	$ 6.7473
Other operating expenses	$ 125,985